Revenue from Contract with Customers	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customers	Revenue from Contracts with CustomersDuring the year ended December 31, 2022, we recognized revenue of $6.0 million, of which $1.6 million was recognized over time and $4.4 million was recognized at a point-in-time. During the year ended December 31, 2021, we recognized revenue of $4.2 million, of which $3.8 million was recognized over time and $0.4 million was recognized at a point-in-time. We did not recognize any revenue in 2020.
Information about our revenue by geography is as follows:

	Year Ended December 31,
	2022	2021
Revenue by geography (1)
Asia Pacific	$1,531	$3,988
North America	3,438	201
Other	1,043	58
Total revenue	$6,012	$4,247
(1)Revenue by geography is based on the geographical location of the customer.
Two customers each accounted for more than 10% of our revenue totaling $4.8 million for the year ended December 31, 2022. One customer accounted for more than 10% of our revenue totaling $3.9 million for the year ended December 31, 2021.

Contract Liabilities and Remaining Performance Obligations
Our contract liabilities consist of payments received from customers, or such consideration contractually due, in advance of providing the relevant satellite imagery or related service. Amounts included in Contract liabilities are as follows:

	December 31,
	2022	2021
Non-current	$1,000	$1,000
Current	1,941	935
Total	$2,941	$1,935
During the year ended December 31, 2022, we recognized revenue of $0.9 million that was included as a Contract liability as of December 31, 2021. During the year ended December 31, 2021, we recognized revenue of $0.5 million that was included as a Contract liability as of December 31, 2020.

A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The following table represents the total transaction price for the remaining performance obligations as of December 31, 2022 related to non-cancellable contracts longer than 12 months in duration that is expected to be recognized over future periods.

	Within 1 Year	Years 1-2	Years 2-3	Thereafter
Remaining performance obligations	$6,422	$11,296	$3,860	$—